Contingencies - Additional Information (Detail) $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 25, 2020 USD ($)	Jul. 20, 2020 USD ($)	Nov. 19, 2018 Individuals Entity	Sep. 30, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2012 USD ($) Employees	Dec. 31, 2011 Employees
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities					$ 241,000
Development levy on clay					21,000
Number of former employees | Employees							25	25
Amount of damages and interest identified							$ 76,000
Accrued Provision For Remediation Costs						$ 8,000
Loss Contingency, Damages Value		$ 328,000
Unused cash advances					1,000
United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Loss of profit	$ 730
Quarry Backfilling Costs	$ 14,000
United States [member]
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities					70,000
APO Land & Quarry Corporation [member]
Disclosure of Commitments and Contingencies [Line Items]
Minority interest percentage				40.00%
Number of individuals filed lawsuit | Individuals			40
Number of entities | Entity			1
Number of individuals affected by landslide | Individuals			8,000
Loss contingency					84,000
APO Land & Quarry Corporation [member] | Rehabilitation fund [member]
Disclosure of Commitments and Contingencies [Line Items]
Loss contingency					$ 10,000
Top of range [member] | United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Environmental expenditure assessment and quantification period from the date of closure, maximum					60 years